Long-Term Debt and Other Financial Liabilities, BOCL Partnership Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Mar. 02, 2026 USD ($)	Dec. 31, 2025 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 298,476		$ 293,958
BOCL Partnership Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Face amount		$ 26,500
Term of charter contract	6 years 6 months
Number of payment installments | Installment	26
Frequency of periodic payment	quarterly
Installment payment	$ 779
Balance outstanding	$ 26,180